Note 23. Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 23 - QUARTERLY FINANCIAL DATA (UNAUDITED)

The following represents a summary of selected unaudited quarterly financial data for 2011 and 2010:

	Interest	Net interest	Net income	Income (loss) per common share
	income	income	(loss)	Basic	Diluted
2011	(Dollars in thousands, except per share data)
First quarter	$6,983	$5,093	$766	$.22	$.22
Second quarter	$6,854	$4,854	$987	$.29	$.29
Third quarter	$6,451	$4,669	$248	$.07	$.07
Fourth quarter	$6,173	$4,519	$942	$.27	$.27

2010
First quarter	$7,712	$5,223	$1,024	$.30	$.30
Second quarter	$7,789	$5,406	$307	$.09	$.09
Third quarter	$7,522	$5,420	$879	$.26	$.26
Fourth quarter	$7,241	$5,256	$598	$.17	$.17